The Company, basis of presentation and significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Buildings and improvements | Minimum
Useful Lives of Property, Plant, and Equipment
Useful life	4 years
Buildings and improvements | Maximum
Useful Lives of Property, Plant, and Equipment
Useful life	60 years
Buildings and improvements | Weighted average
Useful Lives of Property, Plant, and Equipment
Useful life	18 years
Machinery and equipment | Minimum
Useful Lives of Property, Plant, and Equipment
Useful life	3 years
Machinery and equipment | Maximum
Useful Lives of Property, Plant, and Equipment
Useful life	19 years
Machinery and equipment | Weighted average
Useful Lives of Property, Plant, and Equipment
Useful life	12 years
Rented and loaned equipment | Minimum
Useful Lives of Property, Plant, and Equipment
Useful life	4 years
Rented and loaned equipment | Maximum
Useful Lives of Property, Plant, and Equipment
Useful life	12 years
Rented and loaned equipment | Weighted average
Useful Lives of Property, Plant, and Equipment
Useful life	8 years